Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Buildings and improvements	Equipment and facilities	Agricultural vehicles and machinery	Furniture and fixtures	Total in operation	Property, plant and equipment in progress	Sugarcane	Total property, plant and equipment

At June 30, 2022
Opening balance	108	16,887	20,157	2,350	39,502	-	70,888	110,390
Acquisitions	-	2,111	11,266	506	13,883	13,400	23,502	50,785
Disposals	-	(774)	(627)	-	(1,401)	-	(185)	(1,586)
Transfers	200	13,413	-	-	13,613	(13,400)	(213)	-
Depreciation	(120)	(2,673)	(1,944)	(489)	(5,226)	-	(26,136)	(31,362)
Translation gains (losses)	-	74	131	10	215	-	(311)	(96)
Accounting balance, net	188	29,038	28,983	2,377	60,586	-	67,545	128,131
At June 30, 2022
Total cost	1,241	41,022	60,791	4,843	107,897	-	195,214	303,111
Accumulated depreciation	(1,053)	(11,984)	(31,808)	(2,466)	(47,311)	-	(127,669)	(174,980)
Accounting balance, net	188	29,038	28,983	2,377	60,586	-	67,545	128,131

At June 30, 2023
Opening balance	188	29,038	28,983	2,377	60,586	-	67,545	128,131
Acquisitions	311	5,401	10,725	1,283	17,720	7,386	36,495	61,601
Disposals	(11)	(1,481)	(2,094)	(64)	(3,650)	-	(8,487)	(12,137)
Transfers	(305)	5,927	(1,748)	-	3,874	(891)	6,724	9,707
Depreciation	(109)	(2,764)	(5,322)	(393)	(8,588)	-	(22,729)	(31,317)
Translation gains (losses)	-	(95)	(275)	(25)	(395)	-	(482)	(877)
Accounting balance, net	74	36,026	30,269	3,178	69,547	6,495	79,066	155,108
At June 30, 2023
Total cost	853	71,017	36,516	5,709	114,095	6,495	212,877	333,467
Accumulated depreciation	(779)	(34,991)	(6,247)	(2,531)	(44,548)	-	(133,811)	(178,359)
Accounting balance, net	74	36,026	30,269	3,178	69,547	6,495	79,066	155,108
Annual depreciation rates (weighted average) - %	3	7	7	10			20